Other Income or Expense, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income or Expense, Net
Schedule of other income (expense)

	2018		2017		2016
Gain (loss) on disposition of investments (1)	Ps.	3,553,463	Ps.	(295,194)	Ps.	(312)
Donations (see Note 19)		(56,019)		(159,605)		(195,005)
Financial, legal and accounting advisory and professional services (2)		(212,527)		(269,385)		(833,618)
Loss on disposition of property and equipment (3)		(268,532)		(118,817)		(810,825)
Impairment adjustments (4)		(135,750)		(89,597)		(6,851)
Deferred compensation (see Note 19)		(251,787)		(302,801)		(340,202)
Dismissal severance expense (5)		(530,560)		(984,816)		(912,173)
Other taxes paid by Sky in Central America		(148,271)		—		—
Other, net(6)		(387,733)		(166,119)		(38,398)
	Ps.	1,562,284	Ps.	(2,386,334)	Ps.	(3,137,384)
(1)

In 2018, included a gain of Ps.3,513,829 on disposition of the Group’s equity stake in Imagina, and a gain of Ps.85,000 on disposition of the Group’s 50% equity in Televisa CJ Grand, a joint venture for a home shopping channel in Mexico (see Notes 3 and 10). In 2017, included a loss on disposition of a Publishing business in Argentina, which was classified in the Group’s Other Business segment.

(2)	Includes primarily legal, financial advisory and professional services in connection with certain litigation and other matters (see Notes 3 and 19).
(3)	In 2016, included costs incurred in connection with the cancellation of a contract for a new satellite in the Group’s Sky segment in the amount of Ps. 259,340.
(4)	Includes impairment adjustments in connection with trademarks in the Group’s Publishing business (see Note 12).
(5)	Includes severance expense in connection with the dismissals of personnel in the Group’s Content, Cable and Other Businesses segments, as a part of a cost reduction plan.
(6)	In 2018, included a loss on disposition of obsolete infrastructure in the Group´s Cable segment, in the amount of Ps. 249,688.